Prepaid expenses and other current assets (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Percentage of value added tax	22.00%		22.00%
Research and development tax credit	€ 4,200,000
Amount utilized to offset social contributions and taxes payable	400,000	€ 300,000
Research and development expense	3,921,802	1,640,579
Other prepaid expense	335,387		€ 103,540
Prepaid expnse	200,000
Director [Member]
Related Party Transaction [Line Items]
Other prepaid expense	200,000
Research And Development Expense Related Party [Member]
Related Party Transaction [Line Items]
Research and development expense	€ 400,000	€ 700,000